Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income
	December 31,	December 31,
	2014	2013
	(in thousands)
Currency translation adjustments	$(22,210)	$22,828
Currency impact on long term funding (Net of tax)	(9,252)	(18,880)
Actuarial loss on defined benefit pension plan (note 9)	(6,113)	(1,988)
Unrealised capital gain/(loss) – investments (note 3)	20	-
Total	$(37,555)	$1,960